Annual Total Returns- PIMCO Long-Term US Government Portfolio (Advisor Class) [BarChart] - Advisor Class - PIMCO Long-Term US Government Portfolio - Advisor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	27.71%	4.33%	(13.04%)	23.89%	(1.49%)	0.57%	8.85%	(2.48%)	13.21%	17.28%